Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2015
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life	56 years
Annual average rate of depreciation and amortization	2.00%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life	46 years
Annual average rate of depreciation and amortization	2.00%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life	16 years
Annual average rate of depreciation and amortization	6.00%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life	18 years
Annual average rate of depreciation and amortization	6.00%
Minimum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	1.00%
Minimum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	1.00%
Maximum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	2.00%
Maximum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	7.00%
Maximum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	15.00%
Maximum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization	20.00%